Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of June 30, 2025 and 2024:

	2025	2024
Buildings and improvements	$5,339,387	$4,995,614
Motor vehicles	340,368	341,886
Office and electronic equipment	125,732	126,293
Total property and equipment, at cost	5,805,487	5,463,793
Less: accumulated depreciation	(1,581,514)	(1,083,402)
Property and equipment, net	$4,223,973	$4,380,391

Schedule of Carrying Value of the Pledged Buildings and Improvements	The carrying value of the pledged buildings and improvements were as follows:
	2025	2024
Buildings and improvements, at cost	$5,339,387	$4,995,614
Less: accumulated depreciation	(1,340,619)	(925,894)
Buildings and improvements, net	$3,998,768	$4,069,720